CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed Balance Sheets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
Current assets:
Cash and cash equivalents	$ 61,851	¥ 400,657	$ 74,957	¥ 485,556	¥ 544,318	¥ 31,555
Time deposits	188,459	1,220,797		415,903
Other current assets	2,438	15,799		11,251
Total current assets	264,300	1,712,086		1,256,403
Non-current assets:
Property and equipment, net	6,822	44,194		41,075
Total non-current assets	57,491	372,411		63,289
TOTAL ASSETS	321,791	2,084,497		1,319,692
Current liabilities:
Accrued payroll and welfare payable	2,453	15,890		30,634
Accrued expenses and other liabilities	21,707	140,612		117,992
Total current liabilities	24,363	157,822		157,876
TOTAL LIABILITIES	33,677	218,161		202,070
Shareholders' equity:
Additional paid-in capital	312,200	2,022,369		¥ 1,106,234
Treasury shares	(1,354)	(8,773)
Accumulated other comprehensive income	13,815	89,488		¥ 22,637
Accumulated deficit	(51,771)	(335,363)		(11,370)
Total shareholder's equity	272,912	1,767,863		1,117,622
TOTAL LIABILITIES, NONCONTROLLING INTERESTS AND SHAREHOLDERS' EQUITY	321,791	2,084,497		1,319,692
Class A Ordinary shares [Member]
Shareholders' equity:
Ordinary shares, value	17	110		85
Class B Ordinary shares [Member]
Shareholders' equity:
Ordinary shares, value	5	32		36
Parent Company [Member]
Current assets:
Cash and cash equivalents	3,179	20,594	$ 14,472	93,748	¥ 369,936	¥ 3,500
Time deposits	158,385	1,025,989		372,450
Other current assets	789	5,246		5,964
Amounts due from intergroup companies	39,049	252,816		51,178
Total current assets	201,402	1,304,645		523,340
Non-current assets:
Investment in subsidiaries and VIEs	75,006	485,874		619,032
Property and equipment, net	62	402		462
Total non-current assets	75,068	486,276		619,494
TOTAL ASSETS	276,470	1,790,921		1,142,834
Current liabilities:
Accrued payroll and welfare payable	22	145		62
Accrued expenses and other liabilities	1,347	8,736		11,217
Amounts due to intergroup companies	2,189	14,177		13,933
Total current liabilities	3,558	23,058		25,212
TOTAL LIABILITIES	3,558	23,058		25,212
Shareholders' equity:
Additional paid-in capital	312,200	2,022,369		¥ 1,106,234
Treasury shares	(1,354)	(8,773)
Accumulated other comprehensive income	13,815	89,488		¥ 22,637
Accumulated deficit	(51,771)	(335,363)		(11,370)
Total shareholder's equity	272,912	1,767,863		1,117,622
TOTAL LIABILITIES, NONCONTROLLING INTERESTS AND SHAREHOLDERS' EQUITY	276,470	1,790,921		1,142,834
Parent Company [Member] | Class A Ordinary shares [Member]
Shareholders' equity:
Ordinary shares, value	17	110		85
Parent Company [Member] | Class B Ordinary shares [Member]
Shareholders' equity:
Ordinary shares, value	$ 5	¥ 32		¥ 36